Long Term and Other Debt (Details Narrative) £ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 GBP (£)	Sep. 24, 2016 USD ($)	Dec. 23, 2016 USD ($)
Senior Bank Debt [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving facility commitment	$ 23,448
Description of revolver facility interest rate	Interest rate on used amounts of 5% plus LIBOR and on unused borrowings of 2%.	Interest rate on used amounts of 5% plus LIBOR and on unused borrowings of 2%.
Percentage of unused borrowings	2.00%	2.00%
Revolving facility maturity date	Sep. 30, 2019	Sep. 30, 2019
Repayment of revolving facility	$ 7,369		$ 10,082
Senior Bank Debt [Member] | Revolving Credit Facility [Member] | GBP
Debt Instrument [Line Items]
Revolving facility commitment | £		£ 17,500
PIK Loan Notes [Member]
Debt Instrument [Line Items]
Notes payable	115,254			$ 290,154
Capital contribution	174,990
PIK Loan Notes [Member] | Hydra Industries Acquisition Corp [Member]
Debt Instrument [Line Items]
Assets acquired and liabilities	115,254
Proceeds from contributed capital	$ 115,254